Schedule of Deferred Tax Assets (Details) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 57,980	$ 46,048	$ 83,014
Less: valuation allowance
Total deferred tax assets	$ 57,980	$ 46,048	$ 83,014